UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):  [X] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  March 6, 2003

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		41

FORM 13F Information Table Value Total:	$89,121,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     2555    84843 SH       SOLE                    84843
ASML Holding N V               COM              N07059111     2925   349842 SH       SOLE                   138847            210995
Affymetrix                     COM              00826T108     2094    91486 SH       SOLE                    18086             73400
Altria Group, Inc.             COM              718154107      356     8789 SH       SOLE                     8789
Amdocs                         COM              G02602103     1312   133592 SH       SOLE                    31837            101755
Barr Labs                      COM              068306109     2576    39570 SH       SOLE                      775             38795
Biovail Corporation            COM              09067J109     8424   318975 SH       SOLE                   151690            167285
Brigham Exploration            COM              109178103      106    21590 SH       SOLE                     1400             20190
Business Objects ADR           COM              12328X107     3535   235659 SH       SOLE                    77163            158496
CR Bard                        COM              067383109     2089    36015 SH       SOLE                    11615             24400
Concord Camera                 COM              206156101     3245   597680 SH       SOLE                   191210            406470
Dell Computer Corp             COM              247025109      730    27290 SH       SOLE                    27290
Ditech                         COM              25500M103      229   104885 SH       SOLE                                     104885
Federal Nat'l Mtg.             COM              313586109      726    11281 SH       SOLE                    11281
Flir Systems                   COM              302445101     8834   181018 SH       SOLE                    62516            118502
General Electric               COM              369604103     1132    46469 SH       SOLE                    46469
Home Depot                     COM              437076102      322    13390 SH       SOLE                    13390
Intel Corp.                    COM              458140100      871    55943 SH       SOLE                    55943
KV Pharmaceutical Cl A         COM              482740206    12051   519456 SH       SOLE                   217566            301890
Kraft Foods Inc Class A        COM              50075N104      407    10457 SH       SOLE                    10457
Lehman Brothers Hldgs          COM              524908100     1823    34210 SH       SOLE                                      34210
Lilly Eli                      COM              532457108      403     6340 SH       SOLE                     6340
MFC Bancorp                    COM              55271X202     4220   582022 SH       SOLE                   221707            360315
Mymetics Corp                  COM              62856A102       54   565842 SH       SOLE                   222118            343724
Nextel Communications          COM              65332V103     4607   398850 SH       SOLE                    78745            320105
Novellus Systems               COM              670008101     4635   165049 SH       SOLE                    58769            106280
Pfizer                         COM              717081103     1163    38034 SH       SOLE                    38034
Phoenix Technology             COM              719153108      609   105578 SH       SOLE                    38273             67305
Procter & Gamble               COM              742718109      361     4200 SH       SOLE                     4200
QUALCOMM                       COM              747525103     1642    45109 SH       SOLE                    45109
Quest Diagnostics              COM              74834L100      454     7985 SH       SOLE                      725              7260
Rainbow Technology             COM              750862104     3495   487395 SH       SOLE                   173900            313495
Schering Plough                COM              806605101      284    12793 SH       SOLE                    12793
Scholastic Corp.               COM              807066105     1240    34490 SH       SOLE                      700             33790
Scientific Games               COM              80874P109     1548   213195 SH       SOLE                    52810            160385
Seitel Inc.                    COM              816074306      412   749649 SH       SOLE                   377564            372085
Staples Inc.                   COM              855030102     1559    85195 SH       SOLE                    35520             49675
Symantec Corp                  COM              871503108      537    13251 SH       SOLE                       51             13200
Three-Five Systems             COM              88554L108     2078   322191 SH       SOLE                   125162            197029
Veeco Instr                    COM              922417100     1664   143951 SH       SOLE                    36861            107090
Zoll Medical                   COM              989922109     1818    50960 SH       SOLE                    17360             33600